                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                          AGGRESSIVE GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                         AGGRESSIVE MICRO CAP PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                SEMIANNUAL REPORT, June 30, 1999
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 24, 1999

Dear Shareholder:

    The first half of 1999 generated significant gains for most investors. Large cap stocks finished ahead of small caps for the period, even though small caps dramatically outperformed large caps in the second quarter. The S&P 500* generated a return of 12.38% over the first six months of the year and the Russell 2000 Index* was up 9.28%. In the second quarter, the Russell 2000 was up 15.55% compared to 7.05% for the S&P 500.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             AGGRESSIVE GROWTH PORTFOLIO
                  AGGRESSIVE GROWTH          RUSSELL 2000  RUSSELL 2000 GROWTH
12/28/95                            $10,000       $10,000              $10,000
12/31/95                             $9,990       $10,000              $10,000
1/31/96                              $9,630        $9,989               $9,917
2/29/96                             $10,620       $10,301              $10,369
3/31/96                             $11,330       $10,511              $10,575
4/30/96                             $13,020       $11,073              $11,387
5/31/96                             $14,040       $11,509              $11,971
6/30/96                             $13,050       $11,036              $11,193
7/31/96                             $11,180       $10,073               $9,826
8/31/96                             $11,850       $10,658              $10,553
9/30/96                             $12,730       $11,075              $11,097
10/31/96                            $12,150       $10,904              $10,618
11/30/96                            $12,220       $11,354              $10,914
12/31/96                            $12,250       $11,651              $11,126
1/31/97                             $12,440       $11,884              $11,405
2/28/97                             $10,880       $11,596              $10,716
3/31/97                             $10,670       $11,049               $9,959
4/30/97                             $10,530       $11,080               $9,844
5/31/97                             $11,290       $12,312              $11,323
6/30/97                             $12,040       $12,840              $11,707
7/31/97                             $13,200       $13,437              $12,306
8/31/97                             $13,280       $13,745              $12,676
9/30/97                             $14,560       $14,751              $13,687
10/31/97                            $14,010       $14,104              $12,865
11/30/97                            $13,500       $14,012              $12,558
12/31/97                            $13,447       $14,257              $12,566
1/31/98                             $12,992       $14,032              $12,399
2/28/98                             $13,922       $15,069              $13,494
3/31/98                             $14,671       $15,690              $14,060
4/30/98                             $14,691       $15,776              $14,146
5/31/98                             $13,892       $14,926              $13,118
6/30/98                             $14,135       $14,957              $13,251
7/30/98                             $13,659       $13,746              $12,145
8/30/98                             $10,816       $11,076               $9,342
9/30/98                             $11,717       $11,943              $10,289
10/31/98                            $11,676       $12,431              $10,826
11/30/98                            $13,356       $13,082              $11,666
12/31/98                            $14,995       $13,892              $12,722
1/31/99                             $15,582       $14,076              $13,294
2/28/99                             $14,388       $12,936              $12,078
3/31/99                             $15,025       $13,138              $12,509
4/30/99                             $16,735       $14,315              $13,613
5/31/99                             $16,735       $14,525              $13,635
6/30/99                             $18,152       $15,181              $14,353

                      AGGRESSIVE GROWTH PORTFOLIO
             TOTAL
   RETURNS FOR PERIODS ENDED                               RUSSELL 2000
         JUNE 30, 1999             FUND     RUSSELL 2000      GROWTH
-------------------------------  ---------  -------------  -------------
Six Months                          21.05%        9.28%         12.82%
Annualized Since Inception*         18.53%       13.89%         10.85%
Value of a $10,000 investment
 over Life of Fund*              $  18,170    $  15,181      $  14,353
*Inception December 28, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MID CAP GROWTH PORTFOLIO
                  MID CAP GROWTH         RUSSELL 2000  RUSSELL 2000 GROWTH
11/27/96                        $10,000       $10,000              $10,000
12/31/96                        $10,275       $10,262               $9,988
1/31/97                         $10,465       $10,467              $10,675
2/28/97                         $10,295       $10,214              $10,127
3/31/97                          $9,985        $9,732               $9,451
4/30/97                         $10,275        $9,759               $9,754
5/30/97                         $10,835       $10,844              $10,833
6/30/97                         $11,385       $11,310              $11,156
7/31/97                         $12,506       $11,835              $12,330
8/29/97                         $12,426       $12,106              $12,280
9/30/97                         $13,386       $12,993              $13,041
10/31/97                        $12,766       $12,422              $12,329
11/28/97                        $12,776       $12,342              $12,382
12/31/97                        $12,965       $12,557              $12,149
1/31/98                         $12,725       $12,359              $11,987
2/28/98                         $13,695       $13,272              $13,046
3/31/98                         $14,665       $13,819              $13,593
4/30/98                         $14,634       $13,895              $13,676
5/30/98                         $14,039       $13,146              $12,682
6/30/98                         $14,404       $13,174              $12,811
7/30/98                         $13,768       $12,107              $11,742
8/30/98                         $11,651        $9,756               $9,032
9/30/98                         $12,485       $10,520               $9,948
10/30/98                        $12,110       $10,949              $10,467
11/30/98                        $12,944       $11,522              $11,279
12/30/98                        $14,561       $12,236              $12,300
1/30/99                         $16,737       $12,398              $12,853
2/28/99                         $16,011       $11,394              $11,677
3/30/99                         $18,507       $11,572              $12,093
4/29/99                         $19,851       $12,609              $13,161
5/29/99                         $19,585       $12,793              $13,182
6/28/99                         $21,569       $13,371              $13,877

                        MID CAP GROWTH PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
        JUNE 30, 1999            FUND     RUSSELL 2000       GROWTH
-----------------------------  ---------  -------------  ---------------
Six Months                        48.13%        9.28%          12.82%
Annualized Since Inception*       34.57%       11.87%          13.49%
Value of a $10,000 investment
 over Life of Fund*            $  21,569    $  13,371       $  13,877
*Inception November 26, 1996

    Small cap stocks outperformed large cap stocks during the second quarter largely because institutional money began to recognize that the fundamentals for small caps were, and continue to be, far superior to large caps. The significance of the sudden resurgence of small capitalization stocks is that the breadth and power of the overall stock market is suddenly broadening out. This is a very bullish event, because it is signaling that the stock market is no longer focusing on blue chips and index investments. Liquidity finally arrived in the second quarter and proved to be the catalyst for small and mid cap stocks. We expect that transactional volume will remain high in these asset classes through the end of the year. Although we had a much-anticipated move in interest rates during the latter half of the period, it did little to dampen investor enthusiasm.

    So far, 1999 has been a great year for the Navellier Performance Funds. We are particularly proud of the performance of our Mid Cap Growth and Large Cap Growth Portfolios. Over the past 6 months, ending June 30, 1999, the Mid Cap Growth and the Large Cap Growth Portfolios were in the top 1% and 6% of their Morningstar** categories with total returns during the period of 48.13% and 16.17%, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             AGGRESSIVE MICRO CAP PORTFOLIO
                  AGGRESSIVE MICRO CAP         RUSSELL 2000  RUSSELL 2000 GROWTH
3/17/97                            $10,000.00    $10,000.00           $10,000.00
                                    $9,859.34     $9,592.00            $9,500.00
4/30/97                             $9,872.12     $9,618.86            $9,389.80
5/31/97                            $10,690.54    $10,688.47           $10,801.09
6/30/97                            $11,432.23    $11,147.01           $11,167.24
7/31/97                            $12,423.27    $11,665.35           $11,739.01
8/31/97                            $12,679.03    $11,932.48           $12,091.18
9/30/97                            $13,593.35    $12,805.94           $13,056.05
10/31/97                           $13,433.50    $12,243.76           $12,271.38
11/30/97                           $13,459.08    $12,164.18           $11,979.33
12/31/97                           $13,276.45    $12,377.05           $11,986.51
1/31/98                            $12,820.88    $12,181.49           $11,827.09
2/28/98                            $13,608.36    $13,081.70           $12,871.42
3/31/98                            $13,914.24    $13,620.67           $13,412.02
4/30/98                            $14,083.45    $13,695.58           $13,493.84
5/31/98                            $13,718.99    $12,957.39           $12,512.84
6/30/98                            $14,089.95    $12,984.60           $12,640.47
7/31/98                            $13,282.95    $11,932.85           $11,584.99
8/31/98                            $10,699.25     $9,615.49            $8,911.17
9/30/98                            $11,441.17    $10,368.38            $9,814.77
10/31/98                           $11,083.23    $10,791.41           $10,327.10
11/30/98                           $12,228.65    $11,356.88           $11,128.48
12/31/98                           $13,289.46    $12,059.87           $12,135.61
1/31/99                            $13,400.10    $12,220.12           $12,681.48
2/28/99                            $12,150.55    $11,230.37           $11,521.42
3/31/99                            $11,454.19    $11,405.69           $11,931.77
4/30/99                            $12,449.92    $12,427.64           $12,985.34
5/31/99                            $13,068.19    $12,609.09           $13,006.12
6/30/99                            $13,855.66    $13,179.02           $13,691.54

                     AGGRESSIVE MICRO CAP PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
        JUNE 30, 1999            FUND     RUSSELL 2000       GROWTH
-----------------------------  ---------  -------------  ---------------
Six Months                         4.26%        9.28%          12.82%
Annualized Since Inception*       15.32%       12.82%          14.72%
Value of a $10,000 investment
 over Life of Fund*            $  13,856    $  13,179       $  13,692
*Inception March 17, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SMALL CAP VALUE PORTFOLIO
                 SMALL CAP VALUE         RUSSELL 2000  RUSSELL 2000 VALUE
12/19/97                        $10,000       $10,000             $10,000
12/1/97                         $10,120       $10,410             $10,363
1/31/98                          $9,880       $10,246             $10,175
2/28/98                         $10,400       $11,003             $10,791
3/31/98                         $10,940       $11,456             $11,229
4/30/98                         $11,100       $11,519             $11,284
5/31/98                         $10,690       $10,898             $10,885
6/30/98                         $10,310       $10,921             $10,823
7/30/98                          $9,620       $10,036              $9,975
8/30/98                          $8,240        $8,087              $8,413
9/30/98                          $8,380        $8,721              $8,888
10/31/98                         $8,510        $9,076              $9,152
11/30/98                         $8,890        $9,552              $9,400
12/31/98                         $9,210       $10,143              $9,696
1/31/99                          $9,065       $10,278              $9,476
2/28/99                          $8,419        $9,446              $8,829
3/31/99                          $8,379        $9,593              $8,756
4/30/99                          $8,853       $10,453              $9,555
5/31/99                          $9,216       $10,605              $9,849
6/30/99                          $9,871       $11,085             $10,205

                        SMALL CAP VALUE PORTFOLIO
             TOTAL
   RETURNS FOR PERIODS ENDED                                RUSSELL 2000
         JUNE 30, 1999              FUND     RUSSELL 2000       VALUE
--------------------------------  ---------  -------------  -------------
Six Months                            6.30%        9.28%          5.26%
Annualized Since Inception*         (0.84)%        6.97%          1.34%
Value of a $10,000 investment
 over Life of Fund*                  $9,871  $    11,085        $10,205
*Inception December 19, 1997

    Our small cap funds, namely the Aggressive Micro Cap Portfolio, Aggressive Small Cap Equity Portfolio, and the Small Cap Value Portfolio, have been hindered by the weak market for small cap stocks. However, we are pleased that all of our small cap portfolios rebounded impressively in the second quarter (reporting returns of 20.97 %, 22.42%, and 17.81% respectively), outperforming all of our larger capitalization funds. The second quarter was the first time that small cap stocks beat large cap stocks in a couple of years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             LARGE CAP GROWTH PORTFOLIO
                  LARGE CAP GROWTH           S&P 500   RUSSELL 1000 GROWTH
12/19/97                           $10,000    $10,000              $10,000
12/30/97                           $10,256    $10,252              $10,300
1/31/98                            $10,106    $10,370              $10,608
2/28/98                            $10,856    $11,111              $11,406
3/31/98                            $11,577    $11,681              $11,861
4/30/98                            $11,537    $11,798              $12,024
5/31/98                            $11,517    $11,588              $11,683
6/30/98                            $12,267    $12,060              $12,398
7/30/98                            $12,167    $11,932              $12,316
8/30/98                            $10,756    $10,207              $10,467
9/30/98                            $11,336    $10,861              $11,271
10/31/98                           $12,127    $11,744              $12,178
11/30/98                           $12,777    $12,456              $13,103
12/31/98                           $14,478    $13,173              $14,285
1/31/99                            $15,959    $13,724              $14,795
2/28/99                            $15,259    $13,297              $14,325
3/31/99                            $16,549    $13,829              $14,874
4/30/99                            $16,009    $14,364              $14,893
5/31/99                            $15,189    $14,025              $14,436
6/30/99                            $16,820    $14,803              $15,447

                        LARGE CAP GROWTH PORTFOLIO
               TOTAL
     RETURNS FOR PERIODS ENDED                               RUSSELL 1000
           JUNE 30, 1999               FUND       S&P 500       GROWTH
-----------------------------------  ---------  -----------  -------------
Six Months                              16.17%      12.38%        10.45%
Annualized Since Inception*             40.51%      29.25%        32.90%
Value of a $10,000 investment over
 Life of Fund*                       $  16,820   $  14,803     $  15,447
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LARGE CAP VALUE PORTFOLIO
                 LARGE CAP VALUE         RUSSELL 1000  RUSSELL 1000 VALUE
12/19/97                        $10,000       $10,000             $10,000
12/1/97                         $10,118       $10,091             $10,237
1/31/98                          $9,998       $10,166             $10,093
2/28/98                         $10,808       $10,890             $10,772
3/31/98                         $11,369       $11,439             $11,431
4/30/98                         $11,499       $11,557             $11,508
5/31/98                         $11,249       $11,308             $11,337
6/30/98                         $11,369       $11,726             $11,483
7/30/98                         $11,249       $11,585             $11,280
8/30/98                         $10,218        $9,853              $9,602
9/30/98                         $10,538       $10,516             $10,153
10/31/98                        $11,489       $11,347             $10,940
11/30/98                        $12,029       $12,050             $11,450
12/31/98                        $12,190       $12,817             $11,839
1/31/99                         $12,190       $13,274             $11,934
2/28/99                         $12,072       $12,853             $11,765
3/31/99                         $12,532       $13,346             $12,009
4/30/99                         $14,191       $13,903             $13,130
5/31/99                         $13,881       $13,603             $12,986
6/30/99                         $14,009       $14,297             $13,362

                        LARGE CAP VALUE PORTFOLIO
               TOTAL                                             RUSSELL
     RETURNS FOR PERIODS ENDED                                    1000
           JUNE 30, 1999               FUND     RUSSELL 1000      VALUE
-----------------------------------  ---------  -------------  -----------
Six Months                              14.93%       11.54%        12.87%
Annualized Since Inception*             24.67%       26.34%        20.87%
Value of a $10,000 investment over
 Life of Fund*                       $  14,009    $  14,297     $  13,362
*Inception December 19, 1997

The International Equity Portfolio is lagging the Morgan Stanley EAFE Index* this year. This is primarily due to the decision to invest approximately 10% of the Fund in Japanese stocks. Japan is now overpowering the EAFE Index due to the currency appreciation of the Japanese Yen versus the U.S. dollar and a rebounding Japanese economy. The International Equity Portfolio is predominately invested in continental Europe.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            INTERNATIONAL EQUITY PORTFOLIO
                 INTERNATIONAL EQUITY           EAFE
12/19/97                             $10,000    $10,000
12/1/97                              $10,000    $10,090
1/31/98                              $10,020    $10,554
2/28/98                              $10,120    $11,234
3/31/98                              $10,790    $11,582
4/30/98                              $10,800    $11,676
5/31/98                              $11,080    $11,622
6/30/98                              $10,950    $11,713
7/30/98                              $11,420    $11,835
8/30/98                               $9,780    $10,371
9/30/98                               $8,910    $10,368
10/31/98                              $9,620    $11,451
11/30/98                             $10,280    $12,041
12/31/98                             $10,430    $12,519
1/31/99                              $10,429    $12,518
2/28/99                               $9,979    $12,515
3/31/99                               $9,979    $13,041
4/30/99                              $10,184    $13,572
5/31/99                               $9,662    $12,876
6/30/99                               $9,856    $13,380

                  INTERNATIONAL EQUITY PORTFOLIO
                 TOTAL
       RETURNS FOR PERIODS ENDED
             JUNE 30, 1999                  FUND      EAFE INDEX
----------------------------------------  ---------  -------------
Six months                                    (7.57)%       3.24%
Annualized Since Inception*                   (0.95)%      21.27%
Value of a $10,000 investment
 over Life of Fund*                       $   9,856    $  13,380
*Inception December 26, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AGGRESSIVE SMALL CAP EQUITY
            AGGRESSIVE SMALL CAP EQUITY    RUSSELL 2000  RUSSELL 2000 GROWTH
4/1/94                            $10,000       $10,000              $10,000
4/30/94                           $10,229       $10,059           $10,015.00
5/31/94                            $9,750        $9,946            $9,791.67
6/30/94                            $9,521        $9,608            $9,369.64
7/31/94                            $9,719        $9,766            $9,503.63
8/31/94                            $9,906       $10,310           $10,202.15
9/30/94                           $10,427       $10,276           $10,246.02
10/31/94                          $10,770       $10,236           $10,356.67
11/30/94                          $10,957        $9,822            $9,937.23
12/31/94                          $11,426       $10,086           $10,172.74
1/31/95                           $10,614        $9,959            $9,966.23
2/28/95                           $11,124       $10,374           $10,425.68
3/31/95                           $11,655       $10,552           $10,731.15
4/30/95                           $12,258       $10,786           $10,893.19
5/31/95                           $12,341       $10,972           $11,035.89
6/30/95                           $14,048       $11,541           $11,796.26
7/31/95                           $16,306       $12,206           $12,715.19
8/31/95                           $15,682       $12,459           $12,871.59
9/30/95                           $16,514       $12,682           $13,136.74
10/31/95                          $15,619       $12,115           $12,490.42
11/30/95                          $16,348       $12,624           $13,041.24
12/31/95                          $16,429       $12,957           $13,330.76
1/31/96                           $15,481       $12,943           $13,220.11
2/29/96                           $16,760       $13,346           $13,822.95
3/31/96                           $18,007       $13,619           $14,096.65
4/30/96                           $20,939       $14,347           $15,179.27
5/31/96                           $22,816       $14,912           $15,957.96
6/30/96                           $20,971       $14,300           $14,920.70
7/31/96                           $17,656       $13,051           $13,098.88
8/31/96                           $18,839       $13,810           $14,068.20
9/30/96                           $20,321       $14,349           $14,792.71
10/31/96                          $19,308       $14,128           $14,155.14
11/30/96                          $19,287       $14,711           $14,548.66
12/31/96                          $18,967       $15,096           $14,832.36
1/31/97                           $18,935       $15,398           $15,203.16
2/28/97                           $17,165       $15,025           $14,284.89
3/31/97                           $16,014       $14,316           $13,276.38
4/30/97                           $16,024       $14,356           $13,122.37
5/31/97                           $18,114       $15,953           $15,094.67
6/30/97                           $19,255       $16,637           $15,606.38
7/31/97                           $20,428       $17,411           $16,405.42
8/31/97                           $20,726       $17,809           $16,897.58
9/30/97                           $22,027       $19,113           $18,246.01
10/31/97                          $21,536       $18,274           $17,149.43
11/30/97                          $21,579       $18,155           $16,741.27
12/31/97                          $21,099       $18,473           $16,751.31
1/31/98                           $20,097       $18,181           $16,528.52
2/28/98                           $21,231       $19,524           $17,987.99
3/31/98                           $21,798       $20,329           $18,743.49
4/30/98                           $22,035       $20,441           $18,857.82
5/31/98                           $21,389       $19,339           $17,486.86
6/30/98                           $21,890       $19,380           $17,665.22
7/30/98                           $20,822       $17,810           $16,190.18
8/30/98                           $16,312       $14,351           $12,453.48
9/30/98                           $17,222       $15,475           $13,716.27
10/30/98                          $17,394       $16,106           $14,432.26
11/30/98                          $18,673       $16,950           $15,552.20
12/30/98                          $21,086       $17,999           $16,959.67
1/30/99                           $20,980       $18,239           $17,722.53
2/28/99                           $18,646       $16,761           $16,101.34
3/30/99                           $19,345       $17,023           $16,674.81
4/30/99                           $20,730       $18,548           $18,147.20
5/30/99                           $21,705       $18,819           $18,176.23
6/30/99                           $23,682       $19,670           $19,134.12

                 AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
             TOTAL
   RETURNS FOR PERIODS ENDED                               RUSSELL 2000
         JUNE 30, 1999             FUND     RUSSELL 2000      GROWTH
-------------------------------  ---------  -------------  -------------
Six Months                          12.31%        9.28%         12.82%
Annualized Since Inception*         17.85%       13.75%         13.16%
Value of a $10,000 investment
 over Life of Fund*              $  23,682    $  19,670      $  19,134
*Inception April 1, 1994

    This is the time of year when the stock market is very turbulent for seasonal reasons. However, the stock market should rebound impressively in September as many Wall Street professionals return from their summer hiatus. Although trading volume and stock prices typically rise after Labor Day when Wall Street professionals return, skeptics may call this seasonal surge a "dead cat bounce". Only time will tell, but we suspect that in late September, as earnings pre-announcement season approaches, the analyst community will start to aggressively revise their third quarter earnings estimates significantly higher, just as they did in the last earnings pre-announcement season.

    The bottom line is that the stock market has consolidated on light trading volume, which means that there was no panic selling by investors, and now is the time for the bargain hunting to begin. Investors must be careful, since Federal Reserve Board policy could disrupt the stock market. It appears that the Federal Reserve Board is trying to engineer a "soft" landing for the U.S. economy as GDP growth slows and interest rates rise.

    The corporate earnings environment remains ideal. The third quarter earnings for the S&P 500 are now projected by the analyst community to grow in excess of 21% annually. We are confident that the day-to-day volatility that now characterizes the stock market will subside within the next couple of months. We believe that many stocks in our portfolios, especially many of our favorite mid capitalization issues, will surge in the upcoming months.

    Always feel free to contact us at (800) 887-8671 if you have any questions or if we can help you in any way. Additionally, please feel free to check our web site (www.navellier.com) for daily fund prices and updated commentary on the market environment.

Sincerely,

       [SIGNATURE]                             [SIGNATURE]
LOUIS G. NAVELLIER                             ALAN ALPERS

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Indices:

The Morgan Stanley EAFE Index (Europe, Australasia and Far East) is an unmanaged index consisting of approximately 1000 companies listed on stock exchanges in the twenty countries that make up the MSCI National Indices. This index is considered representative of a pertinent market sector in general. It is not an investment product available for sale.

The Russell 1000-Registered Trademark- Index consists of the 1,000 largest securities in the Russell 3000 Index. It is not an investment product available for sale.

The Russell 1000-Registered Trademark- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000-Registered Trademark- Value Index contains those Russell 1000 securities with a less-than-average growth orientation. It is not an investment product available for sale.

The Russell 2000-Registered Trademark- Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general. It is not an investment product available for sale.

The Russell 2000-Registered Trademark- Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation. It is not an investment product available for sale.

The Russell 2000-Registered Trademark- Value Index contains those Russell 2000 securities with a less-than-average growth orientation. It is not an investment product available for sale.

The Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not an investment product available for sale.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole. It is not an investment product available for sale.

**Source: Morningstar Principia Pro Mutual Funds 6/99 release

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 92.9%
APPAREL -- 15.8%
  35,000  American Eagle Outfitters, Inc.*          $  1,592,500
  35,000  Children's Place Retail Stores, Inc.*        1,417,500
  11,000  Fossil, Inc.*                                  532,125
  20,000  K-Swiss, Inc.                                  930,000
  37,500  Quiksilver, Inc.*                              977,344
  30,000  Tarrant Apparel Group *                        682,500
                                                    ------------
                                                       6,131,969
                                                    ------------
BIOTECHNOLOGY AND DRUGS -- 8.5%
  22,000  Andrx Corp.*                                 1,696,750
  45,000  Syncor International Corp.*                  1,620,000
                                                    ------------
                                                       3,316,750
                                                    ------------
BUSINESS SERVICES -- 4.4%
  56,000  Copart, Inc.*                                1,190,000
 101,400  PDS Financial Corp.*                           500,662
                                                    ------------
                                                       1,690,662
                                                    ------------
COMMUNICATION EUIPMENT AND
 SERVICES -- 5.0%
  50,000  Polycom, Inc.*                               1,950,000
                                                    ------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 6.2%
  30,000  AVT Corp.*                                   1,136,250
  28,000  Kronos, Inc.*                                1,274,000
                                                    ------------
                                                       2,410,250
                                                    ------------
ELECTRONICS -- 10.0%
  15,000  CTS Corp.                                    1,050,000
  48,000  DII Group, Inc.*                             1,791,000
  35,100  Plexus Corp.*                                1,057,388
                                                    ------------
                                                       3,898,388
                                                    ------------
ENGINEERING AND CONSTRUCTION -- 8.0%
  35,000  Astec Industries, Inc.*                      1,426,250
  24,000  Elcor Corp.                                  1,048,500
  22,000  URS Corp.*                                     644,875
                                                    ------------
                                                       3,119,625
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
INSURANCE -- 5.1%
  30,000  Hoopers Holmes, Inc.                      $    611,250
  20,000  E. W. Blanch Holdings, Inc.                  1,363,750
                                                    ------------
                                                       1,975,000
                                                    ------------
MEDICAL EQUIPMENT AND
 SUPPLIES -- 3.5%
  61,000  Summit Technology, Inc.*                     1,342,000
                                                    ------------
PLASTICS -- 2.7%
  32,000  Geon Company                                 1,032,000
                                                    ------------
RECREATIONAL VEHICLES -- 5.3%
  25,000  Monaco Coach Corp.*                          1,057,812
  45,000  Winnebago Industries, Inc.*                  1,012,500
                                                    ------------
                                                       2,070,312
                                                    ------------
SEMICONDUCTORS AND RELATED -- 11.3%
  20,000  Cree Research, Inc.*                         1,538,750
  17,000  Power Integrations, Inc.*                    1,243,125
  12,000  QLogic Corp.*                                1,584,000
                                                    ------------
                                                       4,365,875
                                                    ------------
TRANSPORTATION -- 3.6%
  12,700  American Freightways Corp.*                    248,444
  41,000  Forward Air Corp.*                           1,153,125
                                                    ------------
                                                       1,401,569
                                                    ------------
UTILITIES -- 3.5%
  25,000  Calpine Corp.*                               1,350,000
                                                    ------------
TOTAL COMMON STOCKS
 (COST $26,934,317)                                   36,054,400
                                                    ------------
MONEY MARKET FUNDS -- 7.1%
2,760,649 Fund for Government Investors
            (Cost $2,760,649)                          2,760,649
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $29,694,966)                                 $ 38,815,049
                                                    ------------
                                                    ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
AGGRESSIVE GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 91.0%
APPAREL -- 8.3%
    425,000  Gymboree Corp.*            $   4,462,500
     15,000  Saucony, Inc., Class B*          339,375
     75,000  Tarrant Apparel Group *        1,706,250
                                        -------------
                                            6,508,125
                                        -------------
BIOTECHNOLOGY AND DRUGS -- 16.4%
     20,000  Allergan, Inc.                 2,220,000
     25,000  Andrx Corp.*                   1,928,125
     50,000  MedImmune, Inc.*               3,387,500
    150,000  Syncor International
               Corp.*                       5,400,000
                                        -------------
                                           12,935,625
                                        -------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 17.7%
     80,000  Harmonic, Inc.*                4,595,000
     55,000  MCI WorldCom, Inc.*            4,743,750
     80,000  Proxim, Inc.*                  4,640,000
                                        -------------
                                           13,978,750
                                        -------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 4.1%
    118,000  Mysoftware Co.*                1,823,466
     60,000  Wiztec Solutions, Ltd.         1,425,000
                                        -------------
                                            3,248,466
                                        -------------
CONSTRUCTION SERVICES -- 5.3%
     75,000  Dycom Industries, Inc.*        4,200,000
                                        -------------
DEFENSE CONTRACTOR -- 1.7%
     20,000  General Dynamics Corp.         1,370,000
                                        -------------
HEALTHCARE -- 2.2%
    186,000  LCA Vision, Inc.*              1,732,125
                                        -------------
OPTICAL INSTRUMENTS -- 3.2%
     30,000  Optical Coating
               Laboratory, Inc.             2,508,750
                                        -------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
SEMICONDUCTORS AND RELATED -- 7.0%
     40,000  Power Integrations, Inc.*  $   2,925,000
     50,000  Semtech Corp.*                 2,606,250
                                        -------------
                                            5,531,250
                                        -------------
RETAIL -- 15.3%
     75,000  Family Dealer Stores,
               Inc.                         1,800,000
     40,000  Home Depot, Inc.               2,577,500
     50,000  REX Stores Corp.*              1,490,625
    150,000  Ultimate Electronics,
               Inc.*                        2,728,125
    175,000  ValueVision
               International, Inc.*         3,478,125
                                        -------------
                                           12,074,375
                                        -------------
TRANSPORTATION -- 3.7%
     60,000  Forward Air Corp.*             1,687,500
     75,000  Frontier Airlines, Inc.*       1,209,375
                                        -------------
                                            2,896,875
                                        -------------
UTILITIES -- 6.1%
     60,000  Texas Utilities Co.            2,475,000
     60,000  Unicom Corp.                   2,313,750
                                        -------------
                                            4,788,750
                                        -------------
TOTAL COMMON STOCKS
 (COST $65,718,794)                        71,773,091
                                        -------------
MONEY MARKET FUNDS -- 9.0%
  7,082,313  Fund for Government
               Investors
               (Cost $7,082,313)            7,082,313
                                        -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $72,801,107)                     $  78,855,404
                                        -------------
                                        -------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
MID CAP GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 93.4%
APPAREL -- 7.4%
     11,600  Abercrombie & Fitch Co.*   $     556,800
     17,400  American Eagle
               Outfitters, Inc.*              791,700
     11,200  Ann Taylor Stores Corp.*         504,000
                                        -------------
                                            1,852,500
                                        -------------
AUTO AND TRUCK MANUFACTURING
 AND PARTS -- 4.0%
     23,000  Gentex Corp.*                    644,000
      7,000  Navistar International
               Corp.                          350,000
                                        -------------
                                              994,000
                                        -------------
BIOTECHNOLOGY & DRUGS -- 11.5%
     13,600  Andrx Corp.*                   1,048,900
      9,400  Biogen, Inc.*                    604,537
     14,200  ICOS Corp.                       579,537
      9,500  MedImmune, Inc.*                 643,625
                                        -------------
                                            2,876,599
                                        -------------
BUILDING MATERIALS -- 1.9%
      7,900  Martin Marietta
               Materials, Inc.                466,100
                                        -------------
CABLE TELEVISION SERVICES AND
 EQUIPMENT -- 5.1%
     20,400  Commscope, Inc.*                 627,300
     11,500  TCA Cable TV, Inc.               638,250
                                        -------------
                                            1,265,550
                                        -------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 3.8%
      6,900  Symbol Technologies, Inc.        254,438
     12,300  Xilinx, Inc.                     704,175
                                        -------------
                                              958,613
                                        -------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 13.9%
      9,400  Adobe Systems, Inc.              772,269
     14,400  Citrix System, Inc.*             813,600
     15,200  Electronics for Imaging,
               Inc.*                          780,900
     15,000  Macromedia, Inc.*                528,750
      8,700  Siebel Systems, Inc.*            577,463
                                        -------------
                                            3,472,982
                                        -------------
CONSTRUCTION SERVICES -- 3.2%
     14,200  Dycom Industry, Inc.             795,200
                                        -------------
CONSUMER APPLIANCES -- 2.1%
      7,500  Maytag Corp.                     522,656
                                        -------------
DEFENSE CONTRACTOR -- 2.0%
      7,200  General Dynamics Corp.           493,200
                                        -------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
FINANCIAL SERVICES -- 2.9%
      6,900  Ameritrade Holding Corp.*  $     731,400
                                        -------------
INDUSTRIAL MACHINERY -- 1.7%
      7,600  Briggs & Stratton Corp.          438,900
                                        -------------
MEDICAL EQUIPMENT AND SUPPLIES -- 5.3%
      8,600  MiniMed, Inc.*                   661,663
      8,400  VISX, Inc.*                      665,175
                                        -------------
                                            1,326,838
                                        -------------
PUBLISHING -- 1.1%
     16,000  John Wiley & Sons, Inc.          282,000
                                        -------------
RECREATIONAL ACTIVITIES -- 2.7%
     14,500  International Speedway
               Corp.                          688,750
                                        -------------
RETAIL -- 4.2%
      4,900  Best Buy Company, Inc.*          330,750
      7,500  Tiffany & Co.                    723,750
                                        -------------
                                            1,054,500
                                        -------------
SEMICONDUCTORS AND RELATED -- 6.9%
      7,900  QLogic Corp.*                  1,042,800
      9,200  RF Micro Devices, Inc.*          686,550
                                        -------------
                                            1,729,350
                                        -------------
TRANSPORTATION -- 2.3%
     15,400  C.H. Robinson Worldwide,
               Inc.                           565,950
                                        -------------
UTILITIES -- 11.4%
     13,000  Calpine Corp.*                   702,000
     27,600  Conectiv, Inc.                   674,475
     11,600  GPU, Inc.                        489,375
     14,200  National Fuel Gas Co.            688,700
      9,600  PP&L Resources, Inc.             295,200
                                        -------------
                                            2,849,750
                                        -------------
TOTAL COMMON STOCKS
 (COST $19,090,842)                        23,364,838
                                        -------------
MONEY MARKET FUNDS -- 6.6%
  1,646,675  Fund for Government
               Investors
               (Cost $1,646,675)            1,646,675
                                        -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $20,737,517)                     $  25,011,513
                                        -------------
                                        -------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
AGGRESSIVE MICRO CAP PORTFOLIO

----------------------------------------------------
                                        MARKET VALUE
   SHARES                                   (NOTE 1)
----------------------------------------------------
COMMON STOCKS - 98.4%
APPAREL -- 14.8%
   10,000  Children's Place Retail
             Stores, Inc.*              $   405,000
    8,000  K-Swiss, Inc.                    372,000
    7,100  Movie Star, Inc.*                 11,981
    6,500  Tarrant Apparel Group *          147,875
                                        ------------
                                            936,856
                                        ------------
BIOTECHNOLOGY AND DRUGS -- 8.6%
    7,500  Priority Healthcare Corp.*       258,750
    8,000  Syncor International Corp.*      288,000
                                        ------------
                                            546,750
                                        ------------
BUILDING PRODUCTS -- 1.8%
   13,200  American Locker Group *          115,500
                                        ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 8.8%
   13,600  Gilat Communications, Ltd.*      217,600
   22,000  Microwave Power Device,
             Inc.*                          338,250
                                        ------------
                                            555,850
                                        ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 3.3%
    7,500  Cybex Computer Products
             Corp.*                         209,062
                                        ------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 8.0%
   15,600  Eagle Point Software Corp.*      105,300
   17,000  Wiztec Solutions, Ltd.           403,750
                                        ------------
                                            509,050
                                        ------------
CONTAINERS -- 4.6%
   14,700  Mobile Mini, Inc.*               287,569
                                        ------------

----------------------------------------------------
                                        MARKET VALUE
   SHARES                                   (NOTE 1)
----------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 5.8%
    9,000  Astec Industries, Inc.*      $   366,750
                                        ------------
FOOD AND RESTAURANTS -- 7.1%
    6,000  Rica Foods, Inc.*                 70,500
   37,000  Taco Cabana, Inc.*               376,938
                                        ------------
                                            447,438
                                        ------------
HOUSEHOLD APPLIANCES -- 7.5%
    9,500  Salton, Inc.*                    475,000
                                        ------------
INSURANCE -- 4.8%
   15,000  Hoopers Holmes, Inc.             305,625
                                        ------------
RECREATIONAL PRODUCTS -- 2.5%
    8,500  Brass Eagle, Inc.*               159,375
                                        ------------
RETAIL STORES -- 13.6%
   10,000  Haverty Furniture, Inc.          351,875
   17,000  REX Stores Corp.*                506,813
                                        ------------
                                            858,688
                                        ------------
TOYS AND CHILDREN'S PRODUCTS -- 7.2%
   15,300  JAKKS Pacific, Inc.*             456,131
                                        ------------
TOTAL COMMON STOCKS
 (COST $4,829,768)                        6,229,644
                                        ------------
MONEY MARKET FUNDS -- 1.6%
  100,266  Fund for Government
             Investors
             (Cost $100,266)                100,266
                                        ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $4,930,034)                      $ 6,329,910
                                        ------------
                                        ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
SMALL CAP VALUE PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 90.9%
AEROSPACE AND DEFENSE -- 1.3%
    1,000  Kaman Corp.                    $    15,687
                                          ------------
APPAREL -- 5.8%
    2,950  Genesco, Inc.*                      42,959
    1,000  Oxford Industries, Inc.             28,313
                                          ------------
                                               71,272
                                          ------------
AUTO AND TRUCK PARTS -- 4.3%
      800  Arvin Industries, Inc.              30,300
    1,400  Commercial Intertech Corp.          22,313
                                          ------------
                                               52,613
                                          ------------
BEVERAGES -- 3.3%
    3,300  Quilmes Industrial, ADR             40,837
                                          ------------
CASINOS AND GAMING -- 2.5%
    1,800  Hollywood Park, Inc.*               30,600
                                          ------------
CATALOG AND SPECIALTY
 DISTRIBUTION -- 1.3%
      600  Blair Corp.                         16,162
                                          ------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 1.1%
      880  3Dfx Interactive, Inc.*             13,750
                                          ------------
CONTAINERS AND PACKAGING -- 2.4%
    1,750  Rock-Tenn Co.                       29,203
                                          ------------
CONTRACT DRILLING -- 1.1%
    3,400  Petroleum Development Corp.*        14,238
                                          ------------
CROPS -- 2.3%
    2,250  Andersons, Inc.                     28,687
                                          ------------
ENGINEERING AND CONSTRUCTION -- 3.4%
    3,050  Chicago Bridge & Iron Co.           42,509
                                          ------------
FOOD PROCESSING -- 1.4%
    1,050  Ralcorp Holdings, Inc.*             16,866
                                          ------------
HOMEBUILDING -- 4.0%
    1,150  D R Horton, Inc.                    19,119
    1,400  MDC Holdings, Inc.                  30,100
                                          ------------
                                               49,219
                                          ------------
HOUSEHOLD APPLIANCE -- 4.5%
    3,300  Windmere-Durable Holdings,
             Inc.*                             55,688
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
INDUSTRIAL MACHINERY -- 5.1%
    1,400  Ampco-Pittsburgh Corp.         $    17,937
    2,200  Cascade Corp.                       30,800
      700  Lincoln Electric Holdings Co.       14,350
                                          ------------
                                               63,087
                                          ------------
INDUSTRIAL SPECIALTIES -- 0.9%
    1,175  Deswell Industries, Inc.            11,309
                                          ------------
OFFICE SUPPLIES -- 3.2%
    1,800  United Stationers, Inc.*            39,600
                                          ------------
PERSONAL CARE PRODUCTS -- 1.2%
    1,400  Herbalife International             15,312
                                          ------------
REAL ESTATE -- 6.0%
    2,575  IMPAC Mortgage Holdings, Inc.       13,036
      600  Meristar Hospitality Corp.          13,463
    1,100  MGI Properties, Inc.                31,075
      700  Prentiss Properties Trust           16,450
                                          ------------
                                               74,024
                                          ------------
RECREATIONAL VEHICLES -- 12.6%
    2,125  Arctic Cat, Inc.                    18,992
    1,725  Coachman Industries, Inc.           40,106
    1,075  Monaco Coach Corp.*                 45,486
    2,300  Winnebago Industries, Inc.          51,750
                                          ------------
                                              156,334
                                          ------------
RENTAL AND LEASING -- 2.2%
      950  Avis Rent A Car, Inc.*              27,669
                                          ------------
RESTAURANTS -- 5.5%
    1,850  Buffets, Inc.*                      21,275
    1,650  FoodMaker, Inc.*                    46,819
                                          ------------
                                               68,094
                                          ------------
SEMICONDUCTORS -- 2.9%
    4,300  Tower Semiconductor, Ltd.*          35,475
                                          ------------
SPECIALTY STORES -- 4.0%
    1,400  Haverty Furniture, Inc.             49,263
                                          ------------
TOOLS AND HARDWARE -- 0.9%
      400  Starrett (LS) Co.                   10,750
                                          ------------
TRUCKING -- 4.4%
    1,700  Arnold Industries, Inc.             26,244
     1600  Yellow Corp.*                       28,400
                                          ------------
                                               54,644
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (CONTINUED)
(UNAUDITED)
SMALL CAP VALUE PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

COMMON STOCKS  (CONTINUED)

UTILITIES -- 3.3%
      400  Central Hudson Gas & Electric  $    16,800
      800  CLECO Corp.                         24,300
                                          ------------
                                               41,100
                                          ------------
TOTAL COMMON STOCKS
 (COST $1,049,376)                        $ 1,123,992
                                          ------------
MONEY MARKET FUNDS -- 9.1%
  112,852  Fund for Government Investors
             (Cost $112,852)                  112,852
                                          ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $1,162,228)                        $ 1,236,844
                                          ------------
                                          ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
LARGE CAP GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 99.1%
APPAREL -- 7.7%
      6,640  Gap, Inc.                   $   334,490
      5,410  TJX Companies, Inc.             180,221
                                         ------------
                                             514,711
                                         ------------
BEVERAGES -- 2.1%
      2,000  Anheuser-Busch Companies,
               Inc.                          141,875
                                         ------------
BIOTECHNOLOGY AND DRUGS -- 7.1%
      4,200  Amgen, Inc. *                   255,675
      3,400  Biogen, Inc.*                   218,662
                                         ------------
                                             474,337
                                         ------------
BUILDING PRODUCTS -- 3.6%
      3,745  Home Depot, Inc.                241,318
                                         ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 14.2%
      3,925  Ameritech Corp.                 288,487
      3,950  Nokia Corp., ADR                361,672
      1,525  Vodafone Group, ADR             300,425
                                         ------------
                                             950,584
                                         ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 14.9%
      1,700  Broadcom Corp.*                 245,756
      2,140  Dell Computer Corp.*             79,180
      5,180  EMC Corp. *                     284,900
      1,600  International Business
               Machines Corp.                206,800
      3,100  Xilinx Inc.                     177,475
                                         ------------
                                             994,111
                                         ------------
COMPUTER NETWORKS -- 4.8%
      5,014  Cisco Systems, Inc. *           323,403
                                         ------------
COMPUTER SOFTWARE AND SERVICES- 9.0%
      2,650  America Online, Inc.*           292,825
      3,430  Microsoft Corp. *               309,343
                                         ------------
                                             602,168
                                         ------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
ELECTRONICS -- 4.4%
      4,400  Solectron Corp.*            $   293,425
                                         ------------
FINANCIAL SERVICES -- 7.2%
      3,450  Capital One Financial
               Corp.                         192,122
      2,600  Charles Schwab Corp.            285,675
                                         ------------
                                             477,797
                                         ------------
FOOD DISTRIBUTORS -- 2.5%
      5,570  SYSCO Corp.                     166,056
                                         ------------
MANUFACTURING -- 3.6%
      2,570  Tyco International Ltd.         243,508
                                         ------------
MEDICAL EQUIPMENT -- 2.6%
      2,200  VISX, Inc.*                     174,213
                                         ------------
OFFICE EQUIPMENT AND SUPPLIES -- 6.0%
      4,250  Lexmark International
               Group *                       280,766
      1,915  Pitney Bowes, Inc.              123,039
                                         ------------
                                             403,805
                                         ------------
RECREATIONAL VEHICLES -- 3.7%
      4,500  Harley Davidson, Inc.           244,687
                                         ------------
RETAIL -- 5.7%
      5,600  Best Buy Company, Inc.*         378,000
                                         ------------
TOTAL COMMON STOCKS
 (COST $5,344,128)                         6,623,998
                                         ------------
MONEY MARKET FUNDS -- 0.9%
     59,806  Fund for Government
               Investors
               (Cost $59,806)                 59,806
                                         ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $5,403,934)                       $ 6,683,804
                                         ------------
                                         ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
LARGE CAP VALUE PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 88.2%
AIRLINES -- 5.8%
     350  AMR Corp.*                                $     23,888
     275  British Airways, ADR                            19,645
     325  UAL Corp.*                                      21,125
                                                    ------------
                                                          64,658
                                                    ------------
APPAREL -- 4.4%
   1,075  The Limited, Inc.                               48,778
                                                    ------------
BANKS -- 6.8%
     575  Australia & New Zealand Banking Group,
            ADR                                           21,347
     325  Golden West Financial Corp.                     31,850
     600  UnionBancal Corp.                               21,675
                                                    ------------
                                                          74,872
                                                    ------------
BEVERAGES -- 2.1%
   1,575  Bass Public Limited Co., ADR                    23,527
                                                    ------------
CONGLOMERATES -- 4.2%
     985  Anglo American Corp. of South Africa,
            ADR                                           47,034
                                                    ------------
CONSUMER ELECTRONICS AND
 APPLIANCES -- 1.5%
     225  Whirlpool Corp.                                 16,650
                                                    ------------
ENGINEERING AND CONSTRUCTION -- 1.5%
     400  Fluor Corp.                                     16,200
                                                    ------------
FINANCIAL SERVICES -- 6.9%
     775  Countrywide Credit Industries, Inc.             33,131
     575  Transamerica Corp.                              43,125
                                                    ------------
                                                          76,256
                                                    ------------
INDUSTRIAL MACHINERY -- 6.3%
     600  Caterpillar, Inc.                               36,000
     850  Deere & Co.                                     33,681
                                                    ------------
                                                          69,681
                                                    ------------
INSURANCE -- 11.1%
     820  ACE Ltd.                                        23,165
     890  Allstate Corp.                                  31,929
     225  Cigna Corp.                                     20,025
     250  Hartford Financial Services Group, Inc.         14,578
     840  Travelers Property Casualty Corp.               32,865
                                                    ------------
                                                         122,562
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------

INVESTMENT SERVICES -- 6.1%
     450  A.G. Edwards, Inc.                        $     14,513
     691  Bear Stearns Companies, Inc.                    32,304
     340  Lehman Brothers Holdings, Inc.                  21,165
                                                    ------------
                                                          67,982
                                                    ------------
MANUFACTURING -- 1.6%
     950  Tomkins F H PLC, ADR                            17,338
                                                    ------------
METALS AND MINERALS -- 2.4%
   1,100  De Beers Consolidated Mines. Ltd., ADR          26,262
                                                    ------------
MOTOR VEHICLES -- 8.7%
   1,100  Fiat Spa, ADR                                   17,737
     585  Ford Motor Co.                                  33,016
     300  PACCAR, Inc.                                    16,013
   1,000  Volvo, ADR                                      29,375
                                                    ------------
                                                          96,141
                                                    ------------
OIL COMPANIES -- 1.4%
     525  Sunoco, Inc.                                    15,848
                                                    ------------
RAILROADS -- 1.5%
     375  CSX Corp.                                       16,992
                                                    ------------
REAL ESTATE -- 4.0%
   2,200  Trizec Hahn Corp.                               44,825
                                                    ------------
TRANSPORTATION -- 0.9%
   1,300  Laidlaw, Inc.                                    9,587
                                                    ------------
UTILITIES -- 11.0%
     625  American Electric Power Company, Inc.           23,477
     590  Constellation Energy Group, Inc.                17,479
     500  DTE Energy Co.                                  20,000
    1000  KeySpan Corp.                                   26,375
     850  Public Service Enterprise Group, Inc.           34,744
                                                    ------------
                                                         122,075
                                                    ------------
TOTAL COMMON STOCKS
 (COST $858,734)                                         977,268
                                                    ------------
MONEY MARKET FUNDS -- 11.8%
 130,477  Fund for Government Investors
            (Cost $130,477)                              130,477
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $989,211)                                    $  1,107,745
                                                    ------------
                                                    ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)
-----------------------------------------------------------------------------------
COMMON STOCKS -- 90.8%
AIRLINES -- 1.7%
    8,180  Deutsche Lufthansa                        Germany           $    148,301
       90  Konin Luchtvaart Mij NV                   Netherlands              2,548
                                                                       ------------
                                                                            150,849
                                                                       ------------
AUTO AND TRUCK MANUFACTURERS -- 10.3%
    2,331  DaimlerChrysler AG ORD NPV                Germany                201,927
      520  DaimlerChrysler AG, ADR                   Germany                 46,215
       10  Fiat SPA                                  Italy                       32
    9,000  Mitsubishi Motor Corp.                    Japan                   46,617
      920  Peugeot SA                                France                 145,162
    1,460  Renault (Regie) NH                        France                  63,539
    4,000  Suzuki Motor Corp.                        Japan                   63,610
   26,220  Volkswagen AG, ADR                        Germany                338,377
                                                                       ------------
                                                                            905,479
                                                                       ------------
AUTO AND TRUCK PARTS & EQUIPMENT -- 0.9%
      950  Valeo                                     France                  78,377
                                                                       ------------
BANKS -- 15.8%
    8,192  ABN Amro Holding NV                       Netherlands            177,412
   10,950  Banca Popolare di Milano                  Italy                   84,580
    1,470  Banque Nationale de Paris                 France                 122,490
    2,702  Bayer Hypo-Vereins AG                     Germany                175,549
    3,370  Commerzbank AG                            Germany                102,350
      510  Credit Suisse Group                       Switzerland             88,248
   19,020  Credito Italiano SPA                      Italy                   83,559
    3,837  Ing Groep NV                              Netherlands            207,742
      880  Ing Groep NV, ADR                         Netherlands             48,400
      780  Societe Generale                          France                 137,471
      570  UBS AG                                    Switzerland            170,128
                                                                       ------------
                                                                          1,397,929
                                                                       ------------
BEVERAGES -- 1.5%
    2,570  Heineken NV, ADR                          Netherlands            131,590
                                                                       ------------
BUILDING MATERIALS -- 1.0%
      950  Lafarge                                   France                  90,329
                                                                       ------------
CHEMICALS -- 6.2%
    2,120  Akzo Nobel NV                             Netherlands             89,201
    4,380  BASF AG, ADR                              Germany                192,422
    3,300  Bayer AG, ADR                             Germany                137,319
    1,600  Hoechst AG, ADR                           Germany                 73,600
    8,000  Mitsui Chemicals                          Japan                   51,549
                                                                       ------------
                                                                            544,091
                                                                       ------------
COMPUTERS -- 1.0%
    2,260  Getronics NV                              Netherlands             86,934
                                                                       ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (CONTINUED)
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)
-----------------------------------------------------------------------------------

COMMON STOCKS  (CONTINUED)

COMPUTER SERVICES -- 0.8%
    1,485  Pacific Internet                          Singapore         $     70,352
                                                                       ------------
COMPUTER SOFTWARE -- 2.9%
      800  American Online, Inc.*                    United States           88,400
      500  SAP AG                                    Germany                169,129
                                                                       ------------
                                                                            257,529
                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
    7,095  San Paolo-IMI SPA                         Italy                   96,583
                                                                       ------------
ELECTRICAL MACHINERY -- 1.4%
    1,000  Matsushita Communications                 Japan                   71,458
    3,000  Omron Corp.                               Japan                   52,044
                                                                       ------------
                                                                            123,502
                                                                       ------------
ELECTRONIC EQUIPMENT -- 0.6%
      500  Sony Corp.                                Japan                   55,187
                                                                       ------------
FOOD -- 4.6%
    1,636  Ahold NV                                  Netherlands             56,351
    2,600  Groupe Danone, ADR                        France                 136,013
      120  Nestle SA                                 Switzerland            216,211
                                                                       ------------
                                                                            408,575
                                                                       ------------
HOUSEHOLD PRODUCTS/WARES -- 1.9%
    1,767  Unilever NV                               Netherlands            119,085
      647  Unilever NV ADR, NY Shares                Netherlands             45,128
                                                                       ------------
                                                                            164,213
                                                                       ------------
INSURANCE -- 10.8%
      930  Allianz AG                                Germany                257,993
    1,595  Asr Verzekerings Groep NV                 Netherlands            105,190
    4,270  Assicurazioni Generali SPA                Italy                  147,959
      800  AXA SA, ADR                               France                  49,850
       90  Schweiz-Reuckversicherungs                Switzerland            171,363
      390  Zuerich Allied AG                         Switzerland            221,769
                                                                       ------------
                                                                            954,124
                                                                       ------------
MACHINERY -- 0.6%
    4,000  Ricoh Co.                                 Japan                   55,051
                                                                       ------------
PHARMACEUTICALS -- 6.3%
      210  Novartis AG                               Switzerland            306,640
      600  Novartis AG, ADR                          Switzerland             43,806
    2,560  Rhone-Poulenc SA, ADR                     France                 118,080
      790  Schering AG                               Germany                 83,752
                                                                       ------------
                                                                            552,278
                                                                       ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (CONTINUED)
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)
-----------------------------------------------------------------------------------

COMMON STOCKS  (CONTINUED)

PRECISION INSTRUMENTS -- 0.7%
    4,000  Nikon Corp.                               Japan             $     65,427
                                                                       ------------
REAL ESTATE -- 0.2%
   49,970  Unione Immobiliare                        Italy                   22,159
                                                                       ------------
RETAIL -- 2.6%
      140  Jelmoli                                   Switzerland             25,576
    1,200  Pinault-Printemps                         France                 205,924
                                                                       ------------
                                                                            231,500
                                                                       ------------
TELECOMMUNICATION EQUIPMENT -- 4.5%
      660  Alcatel Alsthom                           France                  92,907
    1,920  Ericsson LM Telephone Co., ADR            Sweden                  63,240
    2,630  Nokia Corp.                               Finland                240,809
                                                                       ------------
                                                                            396,956
                                                                       ------------
TELECOMMUNICATIONS -- 10.8%
    2,380  Deutsche Telekom AG, ADR                  Germany                100,555
      650  France Telecom, ADR                       France                  50,050
      675  Global Telesystems Group                  Germany                 54,675
      925  Nippon Telegraph & Telephone, ADR         Japan                   57,928
        5  NTT Mobile Communications                 Japan                   67,740
    2,610  Swisscom AG, ADR                          Switzerland            100,159
      367  Telefonica, ADR                           Spain                   53,995
   51,500  T.I.M. SPA                                Italy                  307,510
      840  Vodafone Airtouch PLC, ADR                United Kingdom         165,480
                                                                       ------------
                                                                            958,092
                                                                       ------------
UTILITIES -- 1.1%
    4,450  Endesa SA, ADR                            Spain                   94,563
                                                                       ------------
WHOLESALE -- 1.5%
      300  Softbank, ADR                             Japan                   62,400
    1,000  Toyko Electron                            Japan                   67,823
                                                                       ------------
                                                                            130,223
                                                                       ------------
TOTAL COMMON STOCKS
  (COST $9,027,480)                                                       8,021,892
                                                                       ------------
MONEY MARKET FUNDS -- 9.2%
  810,206  Fund for Government Investors
             (Cost $810,206)                                                810,206
                                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $9,837,686)                                                    $  8,832,098
                                                                       ------------
                                                                       ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                   AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                SMALL CAP EQUITY      GROWTH        GROWTH      MICRO CAP
                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                -----------------  ------------  ------------  -----------
ASSETS
  Securities at Cost..........................    $  29,694,966    $ 72,801,107  $ 20,737,517  $ 4,930,034
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
  Securities at Value (Note 1)................    $  38,815,049    $ 78,855,404  $ 25,011,513  $ 6,329,910
  Receivable for Securities Sold..............        4,058,842       5,802,293     1,556,955      241,395
  Receivable for Shares Sold..................          505,587         777,976     1,124,922        3,336
  Interest Receivable.........................            7,976          15,805         4,980          964
  Dividends Receivable........................            1,200          27,750         5,576          120
  Other Receivables...........................               --             162            --           --
  Unamortized Organizational Costs (Note 1)...               --          37,590            --           --
                                                -----------------  ------------  ------------  -----------
    Total Assets..............................       43,388,654      85,516,980    27,703,946    6,575,725
                                                -----------------  ------------  ------------  -----------
LIABILITIES
  Investment Advisory Fee Payable
    (Note 2)..................................           26,295          50,565        14,328        4,275
  Administrative Fee Payable (Note 2).........            7,826          15,049         4,264        1,272
  Distribution Plan Fee Payable (Note 4)......            7,826          15,049         4,264        1,272
  Payable for Securities Purchased............        2,382,143       6,228,895     2,272,645      114,750
  Payable for Shares Redeemed.................           19,716          85,630        38,117       25,090
  Other Payables and Accrued Expenses.........            4,697           9,047         2,558          769
  Organizational Expense Payable to Adviser
    (Note 1)..................................               --          37,590            --           --
                                                -----------------  ------------  ------------  -----------
    Total Liabilities.........................        2,448,503       6,441,825     2,336,176      147,428
                                                -----------------  ------------  ------------  -----------
NET ASSETS....................................    $  40,940,151    $ 79,075,155  $ 25,367,770  $ 6,428,297
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
SHARES OUTSTANDING............................        2,309,377       4,408,106     1,254,783      301,896
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
NET ASSET VALUE PER SHARE.....................           $17.73          $17.94        $20.22       $21.29
                                                         ------          ------        ------  -----------
                                                         ------          ------        ------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                     SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                       VALUE       GROWTH        VALUE        EQUITY
                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                    -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost..............................  $ 1,162,228  $ 5,403,934  $   989,211   $ 9,837,686
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
  Securities at Value (Note 1)....................  $ 1,236,844  $ 6,683,804  $ 1,107,745   $ 8,832,098
  Receivable for Securities Sold..................           --           --           --           595
  Receivable for Shares Sold......................           --       28,903       41,466            45
  Interest Receivable.............................          289          595          308         2,025
  Dividends Receivable............................          888          942        1,817        18,311
  Other Receivables...............................           --           27           --           913
  Unamortized Organizational Costs (Note 1).......       64,260       64,260       64,260        64,260
                                                    -----------  -----------  -----------  -------------
    Total Assets..................................    1,302,281    6,778,531    1,215,596     8,918,247
                                                    -----------  -----------  -----------  -------------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)........          771        4,478          647         7,102
  Administrative Fee Payable (Note 2).............          229        1,333          216         1,775
  Distribution Plan Fee Payable (Note 4)..........          229        1,333          216         1,775
  Payable for Securities Purchased................       30,628           --           --       165,598
  Payable for Shares Redeemed.....................           --       32,059           --            --
  Other Payables and Accrued Expenses.............          138          800          129         1,776
  Organizational Expense Payable to Adviser (Note
    1)............................................       64,260       64,260       64,260        64,260
                                                    -----------  -----------  -----------  -------------
    Total Liabilities.............................       96,255      104,263       65,468       242,286
                                                    -----------  -----------  -----------  -------------
NET ASSETS........................................  $ 1,206,026  $ 6,674,268  $ 1,150,128   $ 8,675,961
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
SHARES OUTSTANDING................................      123,243      397,088       87,865       899,844
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE.........................        $9.79       $16.81       $13.09         $9.64
                                                          -----  -----------  -----------         -----
                                                          -----  -----------  -----------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                      AGGRESSIVE SMALL    AGGRESSIVE     MID CAP    AGGRESSIVE
                                                         CAP EQUITY         GROWTH       GROWTH      MICRO CAP
                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      -----------------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest (Note 1).................................    $      28,995    $     95,730  $    18,828   $  14,564
  Dividends (Note 1)................................           16,330         103,211       30,709       4,659
                                                      -----------------  ------------  -----------  -----------
    Total Investment Income.........................           45,325         198,941       49,537      19,223
                                                      -----------------  ------------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................          162,959         305,625       56,575      28,428
  Administrative Fee (Note 2).......................           48,500          90,960       16,838       8,461
  Distribution Plan Fees (Note 4)...................           48,502          91,235       16,882       8,453
  Transfer Agent and Custodian Fee (Note 3).........           53,540          69,726       27,363      24,244
  Shareholder Reports and Notices...................           19,881          17,190        3,070       3,449
  Registration Fees.................................           13,968           6,489        7,365      12,167
  Organizational Expense (Note 1)...................               --          12,600           --          --
  Trustees' Fees and Expenses (Note 2)..............            1,406           1,406        1,406       1,406
  Other Expenses....................................            6,513          12,690        1,796       1,949
                                                      -----------------  ------------  -----------  -----------
    Total Expenses..................................          355,269         607,921      131,295      88,557
    Less Expenses Reimbursed by Investment
      Adviser (Note 2)..............................          (66,209)        (65,525)     (30,897)    (38,139)
                                                      -----------------  ------------  -----------  -----------
      Net Expenses..................................          289,060         542,396      100,398      50,418
                                                      -----------------  ------------  -----------  -----------
NET INVESTMENT LOSS.................................         (243,735)       (343,455)     (50,861)    (31,195)
                                                      -----------------  ------------  -----------  -----------
Net Realized Gain on Investment Transactions........        3,608,911      18,685,797    2,335,440     591,694
Change in Net Unrealized Appreciation of
  Investments.......................................          495,818      (4,357,699)   2,543,854    (568,772)
                                                      -----------------  ------------  -----------  -----------
NET GAIN ON INVESTMENTS.............................        4,104,729      14,328,098    4,879,294      22,922
                                                      -----------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $   3,860,994    $ 13,984,643  $ 4,828,433   $  (8,273)
                                                      -----------------  ------------  -----------  -----------
                                                      -----------------  ------------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                              SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                VALUE       GROWTH        VALUE        EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                             -----------  -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)........................................   $   1,015    $   5,302    $   1,103    $    20,105
  Dividends (Note 1).......................................       7,423       13,170        8,679        103,924
                                                             -----------  -----------  -----------  -------------
    Total Investment Income................................       8,438       18,472        9,782        124,029
                                                             -----------  -----------  -----------  -------------
EXPENSES
  Investment Advisory Fee (Note 2).........................       3,658       21,912        3,023         47,361
  Administrative Fee (Note 2)..............................       1,089        6,521        1,008         11,840
  Distribution Plan Fees (Note 4)..........................       1,089        6,571        1,010         11,868
  Transfer Agent and Custodian Fee (Note 3)................      18,410       20,866       18,376         50,696
  Organizational Expense (Note 1)..........................       9,180        9,180        9,180          9,180
  Registration Fees........................................       6,695        6,695        6,695          6,948
  Trustees' Fees and Expenses (Note 2).....................       1,406        1,406        1,406          1,406
  Shareholder Reports and Notices..........................         467        1,153          396            636
  Other Expenses...........................................         239          746          264          1,549
                                                             -----------  -----------  -----------  -------------
    Total Expenses.........................................      42,233       75,050       41,358        141,484
    Less Expenses Reimbursed by Investment Adviser (Note
      2)...................................................     (35,744)     (36,133)     (35,712)       (58,575)
                                                             -----------  -----------  -----------  -------------
      Net Expenses.........................................       6,489       38,917        5,646         82,909
                                                             -----------  -----------  -----------  -------------
NET INVESTMENT INCOME (LOSS)...............................       1,949      (20,445)       4,136         41,120
                                                             -----------  -----------  -----------  -------------
Net Realized Gain (Loss) on Investment Transactions........     (43,508)      (2,703)      44,347        (20,812)
Net Realized Loss on Foreign Currency Transactions.........          --           --           --           (316)
Change in Net Unrealized Appreciation/Depreciation of
  Investments..............................................     121,204      728,722       63,710       (803,332)
                                                             -----------  -----------  -----------  -------------
NET GAIN (LOSS) ON INVESTMENTS.............................      77,696      726,019      108,057       (824,460)
                                                             -----------  -----------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $  79,645    $ 705,574    $ 112,193    $  (783,340)
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           AGGRESSIVE SMALL CAP EQUITY          AGGRESSIVE GROWTH
                                                    PORTFOLIO                       PORTFOLIO
                                          -----------------------------   -----------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                                          MONTHS ENDED        ENDED       MONTHS ENDED        ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999   DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)        1998
                                          -------------   -------------   -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $   (243,735)   $   (432,412)   $   (343,455)   $   (807,971)
  Net Realized Gain (Loss) on Investment
    Transactions........................     3,608,911        (338,976)     18,685,797      10,857,763
  Change in Net Unrealized Appreciation
    of Investments......................       495,818         686,288      (4,357,699)        262,591
                                          -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     3,860,994         (85,100)     13,984,643      10,312,383
                                          -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................      (461,494)             --              --              --
                                          -------------   -------------   -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    19,451,452      69,506,803      52,417,234     267,578,704
  Reinvestment of Distributions.........       446,173              --              --              --
  Cost of Shares Redeemed...............   (29,616,356)    (95,041,562)    (68,730,828)   (298,233,289)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........    (9,718,731)    (25,534,759)    (16,313,594)    (30,654,585)
                                          -------------   -------------   -------------   -------------
    TOTAL DECREASE IN NET ASSETS........    (6,319,231)    (25,619,859)     (2,328,951)    (20,342,202)
NET ASSETS -- Beginning of Period.......    47,259,382      72,879,241      81,404,106     101,746,308
                                          -------------   -------------   -------------   -------------
NET ASSETS -- End of Period.............  $ 40,940,151    $ 47,259,382    $ 79,075,155    $ 81,404,106
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
SHARES
  Sold..................................     1,234,077       4,515,915       3,349,327      20,345,331
  Issued in Reinvestment of
    Distributions.......................        29,706              --              --              --
  Redeemed..............................    (1,909,492)     (6,115,945)     (4,432,669)    (22,510,476)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Shares..............      (645,709)     (1,600,030)     (1,083,342)     (2,165,145)
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 MID CAP GROWTH                 AGGRESSIVE MICRO CAP
                                                    PORTFOLIO                         PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $    (50,861)   $    (34,943)    $   (31,195)       $  (67,090)
  Net Realized Gain (Loss) on Investment
    Transactions........................     2,335,440         600,569         591,694          (593,873)
  Change in Net Unrealized Appreciation
    of Investments......................     2,543,854         485,817        (568,772)          938,282
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     4,828,433       1,051,443          (8,273)          277,319
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................            --        (174,079)             --                --
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    18,973,065      14,064,660       1,615,638        16,347,179
  Reinvestment of Distributions.........            --         170,002              --                --
  Cost of Shares Redeemed...............    (6,557,394)    (15,360,950)     (4,830,514)      (17,163,447)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................    12,415,671      (1,126,288)     (3,214,876)         (816,268)
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE IN NET ASSETS........    17,244,104        (248,924)     (3,223,149)         (538,949)
NET ASSETS -- Beginning of Period.......     8,123,666       8,372,590       9,651,446        10,190,395
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $ 25,367,770    $  8,123,666     $ 6,428,297        $9,651,446
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................     1,047,870       1,082,352          83,164           825,396
  Issued in Reinvestment of
    Distributions.......................            --          12,658              --                --
  Redeemed..............................      (388,057)     (1,173,434)       (253,911)         (852,387)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...       659,813         (78,424)       (170,747)          (26,991)
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SMALL CAP                         LARGE CAP
                                                 VALUE PORTFOLIO                  GROWTH PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      1,949    $      6,650     $   (20,445)       $   (3,965)
  Net Realized Loss on Investment
    Transactions........................       (43,508)        (49,214)         (2,703)          (51,859)
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........       121,204         (47,797)        728,722           548,665
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        79,645         (90,361)        705,574           492,841
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --          (6,650)             --                --
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       465,242       1,107,661       6,600,407         2,553,343
  Reinvestment of Distributions.........            --           6,650              --                --
  Cost of Shares Redeemed...............      (195,957)       (261,412)     (3,033,260)         (747,178)
                                          -------------   -------------   --------------   ----------------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       269,285         852,899       3,567,147         1,806,165
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE IN NET ASSETS........       348,930         755,888       4,272,721         2,299,006
NET ASSETS -- Beginning of Period.......       857,096         101,208       2,401,547           102,541
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $  1,206,026    $    857,096     $ 6,674,268        $2,401,547
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................        52,435         109,516         420,796           216,274
  Issued in Reinvestment of
    Distributions.......................            --             722              --                --
  Redeemed..............................       (22,261)        (27,174)       (189,698)          (60,290)
                                          -------------   -------------   --------------   ----------------
    Net Increase in Shares..............        30,174          83,064         231,098           155,984
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE CAP                       INTERNATIONAL
                                                 VALUE PORTFOLIO                  EQUITY PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      4,136    $      8,851     $    41,120        $   (9,344)
  Net Realized Gain (Loss) on Investment
    Transactions........................        44,347          18,166         (20,812)          232,783
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............            --              --            (316)              282
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........        63,710          53,686        (803,332)         (202,622)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       112,193          80,703        (783,340)           21,099
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --          (8,851)             --                --
  From Net Realized Gain................            --         (33,820)             --          (226,731)
                                          -------------   -------------   --------------   ----------------
    Total Distributions to
      Shareholders......................            --         (42,671)             --          (226,731)
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       523,658         844,096       1,266,364        11,259,013
  Reinvestment of Distributions.........            --          42,522              --           226,731
  Cost of Shares Redeemed...............      (141,162)       (370,425)     (2,133,509)         (963,665)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................       382,496         516,193        (867,145)       10,522,079
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................       494,689         554,225      (1,650,485)       10,316,447
NET ASSETS -- Beginning of Period.......       655,439         101,214      10,326,446             9,999
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $  1,150,128    $    655,439     $ 8,675,961        $10,326,446
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................        42,463          75,563         124,647         1,063,405
  Issued in Reinvestment of
    Distributions.......................            --           3,723              --            21,738
  Redeemed..............................       (12,151)        (31,741)       (214,886)          (96,060)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...        30,312          47,545         (90,239)          989,083
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       AGGRESSIVE SMALL CAP EQUITY
                                                                               PORTFOLIO**
                                          --------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED                      FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 1999     -------------------------------------------------------------------
                                            (UNAUDITED)            1998               1997             1996            1995
                                          ----------------   ----------------   ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $15.99             $16.00             $17.79           $15.41          $10.98
                                               -------            -------            -------       -------------   -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.11)             (0.15)             (0.30)           (0.23)          (0.16)
    Net Realized and Unrealized Gain on
      Investments.......................          2.05               0.14               2.30(C)          2.61            4.97
                                               -------            -------            -------       -------------   -------------
      Total from Investment
        Operations......................          1.94              (0.01)              2.00             2.38            4.81
                                               -------            -------            -------       -------------   -------------
  Distributions to Shareholders:
    From Net Realized Gain..............         (0.20)                --              (3.79)              --           (0.38)
                                               -------            -------            -------       -------------   -------------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.74              (0.01)             (1.79)            2.38            4.43
                                               -------            -------            -------       -------------   -------------
  Net Asset Value -- End of Period......        $17.73             $15.99             $16.00           $17.79          $15.41
                                               -------            -------            -------       -------------   -------------
                                               -------            -------            -------       -------------   -------------

TOTAL INVESTMENT RETURN.................         12.31%(A)          (0.06)%            11.24%           15.44%          43.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.63%              2.33%            1.75%           1.75%
  Expenses Before Reimbursement (Note
    2)..................................          1.83%(B)           1.98%              2.62%            1.86%           2.10%
  Net Investment Loss After
    Reimbursement (Note 2)..............         (1.26)%(B)         (0.79)%            (1.37)%          (1.33)%         (1.15)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.60)%(B)         (1.13)%            (1.64)%          (1.44)%         (1.50)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           120%               145%               184%             137%            170%
  Net Assets at End of Period (in
    thousands)..........................       $40,940            $47,259            $72,879          $190,035        $105,299
  Number of Shares Outstanding at End of
    Period (in thousands)...............         2,309              2,955              4,555           10,683           6,831


                                             FOR THE
                                             PERIOD
                                              ENDED
                                          DECEMBER 31,
                                              1994*
                                          -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $10.00
                                          -------------
  Income from Investment Operations:
    Net Investment Loss.................       (0.08)
    Net Realized and Unrealized Gain on
      Investments.......................        1.06
                                          -------------
      Total from Investment
        Operations......................        0.98
                                          -------------
  Distributions to Shareholders:
    From Net Realized Gain..............          --
                                          -------------
  Net Increase (Decrease) in Net Asset
    Value...............................        0.98
                                          -------------
  Net Asset Value -- End of Period......      $10.98
                                          -------------
                                          -------------
TOTAL INVESTMENT RETURN.................        9.80%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.68%(B)
  Expenses Before Reimbursement (Note
    2)..................................        4.52%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............       (0.81)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (3.65)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         140%
  Net Assets at End of Period (in
    thousands)..........................     $18,224
  Number of Shares Outstanding at End of
    Period (in thousands)...............       1,660

-----------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994
** Financial Highlights include the performance of the Navellier Aggressive
   Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         AGGRESSIVE GROWTH
                                                                             PORTFOLIO
                                          --------------------------------------------------------------------------------
                                                                                                                FOR THE
                                           FOR THE SIX                  FOR THE YEARS ENDED                     PERIOD
                                          MONTHS ENDED                      DECEMBER 31,                         ENDED
                                          JUNE 30, 1999   ------------------------------------------------   DECEMBER 31,
                                           (UNAUDITED)          1998             1997            1996            1995*
                                          -------------   ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $14.82            $13.29           $12.25           $9.99          $10.00
                                          -------------        -------       -------------   -------------       ------
  Income from Investment Operations:
    Net Investment Loss.................       (0.08)            (0.15)           (0.14)          (0.12)             --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............        3.20              1.68             1.34            2.38(C)        (0.01)
                                          -------------        -------       -------------   -------------       ------
      Total from Investment
        Operations......................        3.12              1.53             1.20            2.26           (0.01)
                                          -------------        -------       -------------   -------------       ------
  Distributions to Shareholders:
    From Net Realized Gain..............          --                --            (0.16)             --              --
                                          -------------        -------       -------------   -------------       ------
  Net Increase (Decrease) in Net Asset
    Value...............................        3.12              1.53             1.04            2.26           (0.01)
                                          -------------        -------       -------------   -------------       ------
  Net Asset Value -- End of Period......      $17.94            $14.82           $13.29          $12.25           $9.99
                                          -------------        -------       -------------   -------------       ------
                                          -------------        -------       -------------   -------------       ------

TOTAL INVESTMENT RETURN.................       21.05%(A)         11.51%            9.77%          22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.49%(B)          1.68%            2.00%           2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................        1.67%(B)          1.89%            2.15%           2.22%          27.25%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............       (0.94)%(B)        (0.92)%          (1.07)%         (1.57)%          2.59%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.12)%(B)        (1.13)%          (1.22)%         (1.77)%        (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         378%              237%             247%            169%             --
  Net Assets at End of Period (in
    thousands)..........................     $79,075           $81,404          $101,746        $95,246            $300
  Number of Shares Outstanding at End of
    Period (in thousands)...............       4,408             5,491            7,657           7,774              30

--------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP GROWTH
                                                                     PORTFOLIO
                                          ----------------------------------------------------------------
                                                                FOR THE YEARS ENDED             FOR THE
                                           FOR THE SIX                                          PERIOD
                                          MONTHS ENDED              DECEMBER 31,                 ENDED
                                          JUNE 30, 1999   --------------------------------   DECEMBER 31,
                                           (UNAUDITED)          1998             1997            1996*
                                          -------------       --------       -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $13.65            $12.43           $10.27          $10.00
                                          -------------         ------           ------      -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........       (0.04)            (0.06)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................        6.61              1.59             2.75            0.27
                                          -------------         ------           ------      -------------
      Total from Investment
        Operations......................        6.57              1.53             2.69            0.28
                                          -------------         ------           ------      -------------
  Distributions to Shareholders:
    From Net Investment Income..........          --                --               --           (0.01)
    From Net Realized Gain..............          --             (0.31)           (0.53)             --
                                          -------------         ------           ------      -------------
      Total Distributions to
        Shareholders....................          --             (0.31)           (0.53)          (0.01)
                                          -------------         ------           ------      -------------
  Net Increase in Net Asset Value.......        6.57              1.22             2.16            0.27
                                          -------------         ------           ------      -------------
  Net Asset Value -- End of Period......      $20.22            $13.65           $12.43          $10.27
                                          -------------         ------           ------      -------------
                                          -------------         ------           ------      -------------

TOTAL INVESTMENT RETURN.................       48.13%(A)         12.31%           26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.49%(B)          1.66%            2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................        1.93%(B)          2.56%            3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............       (0.75)%(B)        (0.38)%          (0.69)%          0.87%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.20)%(B)        (1.27)%          (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         107%              211%             163%             --
  Net Assets at End of Period (in
    thousands)..........................     $25,368            $8,124           $8,373          $1,642
  Number of Shares Outstanding at End of
    Period (in thousands)...............       1,255               595              673             160

-----------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         AGGRESSIVE MICRO CAP
                                                               PORTFOLIO
                                          ---------------------------------------------------
                                                                                   FOR THE
                                            FOR THE SIX        FOR THE YEAR        PERIOD
                                            MONTHS ENDED          ENDED             ENDED
                                           JUNE 30, 1999       DECEMBER 31,     DECEMBER 31,
                                            (UNAUDITED)            1998             1997*
                                          ----------------   ----------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $20.42             $20.40           $15.64
                                                ------             ------       -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.12)             (0.14)           (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................          0.99               0.16             5.17
                                                ------             ------       -------------
      Total from Investment
        Operations......................          0.87               0.02             5.12
                                                ------             ------       -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --                 --            (0.36)
                                                ------             ------       -------------
  Net Increase in Net Asset Value.......          0.87               0.02             4.76
                                                ------             ------       -------------
  Net Asset Value -- End of Period......        $21.29             $20.42           $20.40
                                                ------             ------       -------------
                                                ------             ------       -------------

TOTAL INVESTMENT RETURN.................          4.26%(A)           0.10%           32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.51%            1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.62%(B)           2.50%            3.21%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.92)%(B)         (0.71)%          (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (2.05)%(B)         (1.70)%          (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            90%               196%              86%
  Net Assets at End of Period (in
    thousands)..........................       $ 6,428            $ 9,651          $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............           302                473              500

------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             SMALL CAP VALUE                              LARGE CAP GROWTH
                                                                PORTFOLIO                                     PORTFOLIO
                                          ------------------------------------------------------   -------------------------------
                                            FOR THE SIX          FOR THE            FOR THE         FOR THE SIX        FOR THE
                                            MONTHS ENDED        YEAR ENDED        PERIOD ENDED     MONTHS ENDED      YEAR ENDED
                                           JUNE 30, 1999         DEC. 31,           DEC. 31,       JUNE 30, 1999      DEC. 31,
                                            (UNAUDITED)            1998              1997*          (UNAUDITED)         1998
                                          ----------------   ----------------   ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................         $9.21             $10.12             $10.00           $14.47           $10.25
                                                ------             ------             ------           ------           ------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.02               0.07               0.01            (0.05)           (0.02)
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          0.56              (0.91)              0.12             2.39             4.24
                                                ------             ------             ------           ------           ------
      Total from Investment
        Operations......................          0.58              (0.84)              0.13             2.34             4.22
                                                ------             ------             ------           ------           ------
  Distributions to Shareholders:
    From Net Investment Income..........            --              (0.07)             (0.01)              --               --
                                                ------             ------             ------           ------           ------
  Net Increase (Decrease) in Net Asset
    Value...............................          0.58              (0.91)              0.12             2.34             4.22
                                                ------             ------             ------           ------           ------
  Net Asset Value -- End of Period......         $9.79              $9.21             $10.12           $16.81           $14.47
                                                ------             ------             ------           ------           ------
                                                ------             ------             ------           ------           ------

TOTAL INVESTMENT RETURN.................          6.30%(A)          (8.28)%             1.25%(A)        16.17%(A)        41.17%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.53%              1.75%(B)         1.49%(B)         1.54%
  Expenses Before Reimbursement (Note
    2)..................................          9.67%(B)          13.01%              7.74%(B)         2.86%(B)         9.11%
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          0.45%(B)           1.12%              1.94%(B)        (0.78)%(B)       (0.43)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (7.74)%(B)        (10.36)%            (4.03)%(B)       (2.15)%(B)       (8.00)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            44%                85%                 2%              40%              80%
  Net Assets at End of Period (in
    thousands)..........................        $1,206               $857               $101           $6,674           $2,402
  Number of Shares Outstanding at End of
    Period (in thousands)...............           123                 93                 10              397              166


                                              FOR THE
                                           PERIOD ENDED
                                             DEC. 31,
                                               1997*
                                          ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $10.00
                                               ------
  Income from Investment Operations:
    Net Investment Income (Loss)........         0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............         0.25
                                               ------
      Total from Investment
        Operations......................         0.26
                                               ------
  Distributions to Shareholders:
    From Net Investment Income..........        (0.01)
                                               ------
  Net Increase (Decrease) in Net Asset
    Value...............................         0.25
                                               ------
  Net Asset Value -- End of Period......       $10.25
                                               ------
                                               ------
TOTAL INVESTMENT RETURN.................         2.56%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................         1.90%(B)
  Expenses Before Reimbursement (Note
    2)..................................         6.66%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (2.36)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           --
  Net Assets at End of Period (in
    thousands)..........................         $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............           10

-------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LARGE CAP VALUE                            INTERNATIONAL EQUITY
                                                                PORTFOLIO                                     PORTFOLIO
                                          ------------------------------------------------------   -------------------------------
                                            FOR THE SIX          FOR THE            FOR THE         FOR THE SIX        FOR THE
                                            MONTHS ENDED        YEAR ENDED        PERIOD ENDED     MONTHS ENDED      YEAR ENDED
                                           JUNE 30, 1999         DEC. 31,           DEC. 31,       JUNE 30, 1999      DEC. 31,
                                            (UNAUDITED)            1998              1997*          (UNAUDITED)         1998
                                          ----------------   ----------------   ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $11.39             $10.11             $10.00           $10.43           $10.00
                                                ------             ------             ------           ------          -------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.05               0.16               0.01             0.05            (0.01)
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.65               1.91               0.11            (0.84)            0.67
                                                ------             ------             ------           ------          -------
      Total from Investment
        Operations......................          1.70               2.07               0.12            (0.79)            0.66
                                                ------             ------             ------           ------          -------
  Distributions to Shareholders:
    From Net Investment Income..........            --              (0.16)             (0.01)              --               --
    From Net Realized Gain..............            --              (0.63)                --               --            (0.23)
                                                ------             ------             ------           ------          -------
    Total Distributions to
      Shareholders......................            --              (0.79)             (0.01)              --            (0.23)
                                                ------             ------             ------           ------          -------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.70               1.28               0.11            (0.79)            0.43
                                                ------             ------             ------           ------          -------
  Net Asset Value -- End of Period......        $13.09             $11.39             $10.11            $9.64           $10.43
                                                ------             ------             ------           ------          -------
                                                ------             ------             ------           ------          -------

TOTAL INVESTMENT RETURN.................         14.93%(A)          20.48%              1.18%(A)        (7.57)%(A)        6.64%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.40%(B)           1.42%              1.50%(B)         1.75%(B)         1.75%
  Expenses Before Reimbursement (Note
    2)..................................         10.22%(B)          14.34%              5.03%(B)         2.99%(B)         3.29%
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.02%(B)           1.69%              3.09%(B)         0.87%(B)        (0.14)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (7.80)%(B)        (11.22)%            (0.45)%(B)       (0.37)%(B)       (1.68)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            31%               256%                --               30%              41%
  Net Assets at End of Period (in
    thousands)..........................        $1,150               $655               $101           $8,676          $10,326
  Number of Shares Outstanding at End of
    Period (in thousands)...............            88                 58                 10              900              990


                                              FOR THE
                                           PERIOD ENDED
                                             DEC. 31,
                                              1997**
                                          ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $10.00
                                              -------
  Income from Investment Operations:
    Net Investment Income (Loss)........           --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............           --
                                              -------
      Total from Investment
        Operations......................           --
                                              -------
  Distributions to Shareholders:
    From Net Investment Income..........           --
    From Net Realized Gain..............           --
                                              -------
    Total Distributions to
      Shareholders......................           --
                                              -------
  Net Increase (Decrease) in Net Asset
    Value...............................           --
                                              -------
  Net Asset Value -- End of Period......       $10.00
                                              -------
                                              -------
TOTAL INVESTMENT RETURN.................           --(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................         1.75%(B)
  Expenses Before Reimbursement (Note
    2)..................................         5.48%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............        (1.75)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (5.48)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           --
  Net Assets at End of Period (in
    thousands)..........................          $10
  Number of Shares Outstanding at End of
    Period (in thousands)...............            1

------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

  *  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with the public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1999, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $37,590, $64,260, $64,260, $64,260 and $64,260, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1998, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 1999, the Adviser paid operating expenses of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $95,308, $120,101, $41,000, $43,215, $36,397, $40,046, $36,317, and
$70,415, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $29,099, $54,576, $10,103, $5,076, $653, $3,913, $605, and $11,840 respectively, of such expenses.
Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio's expense limitation of 1.40% and the International Equity Portfolio's expense limitation of 1.75%.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the six months ended June 30, 1999, Trustees' fees and expenses totaled $11,250.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and, the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1999, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                              AGGRESSIVE        AGGRESSIVE        MID CAP      AGGRESSIVE
                                           SMALL CAP EQUITY       GROWTH          GROWTH        MICRO CAP
                                               PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------------  ---------------  -------------  -------------
Purchases................................   $    44,518,605   $   263,600,042  $  24,744,319  $   6,101,444
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------
Sales....................................   $    55,122,837   $   283,184,006  $  14,046,569  $   9,274,128
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------


                                                                 LARGE CAP       LARGE CAP    INTERNATIONAL
                                            SMALL CAP VALUE       GROWTH           VALUE         EQUITY
                                               PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------------  ---------------  -------------  -------------
Purchases................................   $       611,636   $     5,536,044  $     462,074  $   2,529,614
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------
Sales....................................   $       373,765   $     1,960,106  $     238,123  $   3,209,933
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of June 30, 1999, based on the cost for Federal income tax purposes is as follows:

                                               AGGRESSIVE       AGGRESSIVE       MID CAP      AGGRESSIVE
                                            SMALL CAP EQUITY      GROWTH         GROWTH        MICRO CAP
                                                PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            -----------------  -------------  -------------  -------------
Gross Unrealized Appreciation.............   $     9,877,259   $   7,878,680  $   4,549,217  $   1,669,048
Gross Unrealized Depreciation.............          (757,176)     (2,347,360)      (337,194)      (269,172)
                                            -----------------  -------------  -------------  -------------
Net Unrealized Appreciation...............   $     9,120,083   $   5,531,320  $   4,212,023  $   1,399,876
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------
Cost of Investments for Federal Income Tax
 Purposes.................................   $    29,694,966   $  73,324,084  $  20,799,490  $   4,930,034
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------

                                                                 LARGE CAP      LARGE CAP    INTERNATIONAL
                                             SMALL CAP VALUE      GROWTH          VALUE         EQUITY
                                                PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            -----------------  -------------  -------------  -------------
Gross Unrealized Appreciation.............   $       136,572   $   1,371,504  $     140,157  $     201,219
Gross Unrealized Depreciation.............           (62,631)        (95,718)       (22,759)    (1,207,172)
                                            -----------------  -------------  -------------  -------------
Net Unrealized Appreciation
 (Depreciation)...........................   $        73,941   $   1,275,786  $     117,398  $  (1,005,953)
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------
Cost of Investments for Federal Income Tax
 Purposes.................................   $     1,162,903   $   5,408,018  $     990,347  $   9,837,686
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

7. Net Assets

    At June 30, 1999, net assets consisted of the following:

                                                AGGRESSIVE       AGGRESSIVE       MID CAP      AGGRESSIVE
                                             SMALL CAP EQUITY      GROWTH         GROWTH        MICRO CAP
                                                 PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             -----------------  -------------  -------------  -------------
Paid-in-Capital............................   $    32,572,728   $  45,894,434  $  18,447,890   $ 4,865,239
Undistributed Net Investment Loss..........          (243,735)       (343,455)       (50,861)      (43,181)
Accumulated Net Realized Gain (Loss) on
 Investment Transactions...................          (508,925)     27,469,879      2,696,745       206,363
Net Unrealized Appreciation of
 Investments...............................         9,120,083       6,054,297      4,273,996     1,399,876
                                             -----------------  -------------  -------------  -------------
NET ASSETS.................................   $    40,940,151   $  79,075,155  $  25,367,770   $ 6,428,297
                                             -----------------  -------------  -------------  -------------
                                             -----------------  -------------  -------------  -------------

                                                                   LARGE CAP     LARGE CAP    INTERNATIONAL
                                                SMALL CAP VALUE      GROWTH        VALUE         EQUITY
                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  ------------  ------------  -------------
Paid-in-Capital..............................    $   1,222,232    $  5,469,405  $    998,765  $   9,664,932
Undistributed Net Investment Income (Loss)...            1,949         (20,445)        4,136         41,120
Accumulated Net Realized Gain (Loss) on
 Investment and Foreign Currency
 Transactions................................          (92,771)        (54,562)       28,693        (24,138)
Net Unrealized Appreciation (Depreciation) of
 Investments and Foreign Currency
 Transactions................................           74,616       1,279,870       118,534     (1,005,953)
                                               -----------------  ------------  ------------  -------------
NET ASSETS...................................    $   1,206,026    $  6,674,268  $  1,150,128  $   8,675,961
                                               -----------------  ------------  ------------  -------------
                                               -----------------  ------------  ------------  -------------

8. Federal Income Tax

    At December 31, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                            AGGRESSIVE SMALL                       LARGE CAP    AGGRESSIVE
                                               CAP EQUITY       SMALL CAP VALUE     GROWTH       MICRO CAP
EXPIRES DECEMBER 31,                            PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO
------------------------------------------  -----------------  -----------------  -----------  -------------
2005......................................               --       $        50             --             --
2006......................................    $   3,656,342            32,827      $  39,186    $   422,402
                                            -----------------         -------     -----------  -------------
                                              $   3,656,342       $    32,877      $  39,186    $   422,402
                                            -----------------         -------     -----------  -------------
                                            -----------------         -------     -----------  -------------

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.